Related Party Transactions - Additional Information (Detail) - USD ($)				6 Months Ended
	Jun. 01, 2017	Mar. 01, 2017	Dec. 01, 2016	Jun. 30, 2017
Related Party Transaction [Line Items]
Guarantor obligations, related party disclosure				Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Windsor Knutsen and the Bodil Knutsen for a period of five years from the closing date of the IPO.
Tordis Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest		100.00%
Vigdis Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest	100.00%
Raquel Knutsen [Member]
Related Party Transaction [Line Items]
Partnership, ownership interest			100.00%
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental claims indemnification deductible				$ 500,000
Environmental claims indemnification liabilities aggregate cap				$ 5,000,000